SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) segment
Number of Operating Segments | segment			1
Sales	$ 503,744,922	$ 466,877,569	$ 370,406,840
Cost of sales	174,666,544	146,787,236	125,517,021
Gross profit	329,078,378	320,090,333	244,889,819
Income from operations	163,647,883	146,172,751	135,858,505
Net income	163,395,186	147,967,115	82,235,959
Equity in income of an equity method investee	1,587,067	2,368,995	3,509,071
Interest income	21,322,239	13,706,750	7,623,624
Share-based compensation	26,600,015	23,130,570	33,903,283
Depreciation and Amortization	26,240,871	23,225,351
Income tax expense	28,098,525	18,036,180	64,171,809
Segment Assets	2,564,592,904	2,444,881,949
Capital expenditures	26,793,023	36,716,390
Equity method investment	16,725,513	15,428,028
Biopharmaceutical products [Member]
Sales	457,738,968	422,166,244	370,406,840
Cost of sales	170,119,887	141,683,089
Gross profit	287,619,081	280,483,155
Income from operations	146,889,589	128,980,355
Net income	138,237,792	131,561,108
Equity in income of an equity method investee	1,587,067	2,368,995
Interest income	21,292,269	13,704,954
Share-based compensation	26,600,015	23,130,570
Depreciation and Amortization	17,729,392	13,902,507
Income tax expense		15,353,208
Segment Assets	2,195,660,575	2,095,996,321
Capital expenditures	22,966,579	35,245,016
Equity method investment	16,725,513	15,428,028
Biomaterial products [Member]
Sales	46,005,954	44,711,325	$ 0
Cost of sales	4,546,657	5,104,147
Gross profit	41,459,297	39,607,178
Income from operations	16,758,294	17,192,396
Net income	25,157,394	16,406,007
Equity in income of an equity method investee	0
Interest income	29,970	1,796
Share-based compensation	0
Depreciation and Amortization	8,511,479	9,322,844
Income tax expense		2,682,972
Segment Assets	368,932,329	348,885,628
Capital expenditures	3,826,444	$ 1,471,374
Equity method investment	$ 0